Net revenues (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 2,766,481	$ 2,573,233	$ 3,033,990
Derived From Two Customers [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 718,272	$ 773,230	$ 0
Total gross revenues percenatge	24.00%	27.00%